Subsequent Events (Details) - Forecast [Member] - Initial Public Offering [Member] $ / shares in Units, $ in Millions	Jun. 03, 2022 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Ordinary shares | shares	5,000,000
Price per share | $ / shares	$ 5
Gross proceeds | $	$ 25